Income Taxes (Details) - Schedule of reconciliation of the federal statutory tax rate and the effective tax rates	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation of the federal statutory tax rate and the effective tax rates [Abstract]
Federal statutory rate	21.00%	21.00%
Increase (decrease) in tax expense at federal statutory rate
Change in valuation allowance	(21.00%)	(20.90%)
Other		(0.10%)
Effective tax rate	0.00%	0.00%